Document and Entity Information	Sep. 06, 2019
Cover [Abstract]
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0001442145
Document Type	8-K
Document Period End Date	Sep. 06, 2019
Entity Registrant Name	VERISK ANALYTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34480
Entity Tax Identification Number	26-2994223
Entity Address, Address Line One	545 Washington Boulevard
Entity Address, City or Town	Jersey City
Entity Address, Postal Zip Code	07310
City Area Code	(201)
Local Phone Number	469-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $.001 par value
Trading Symbol	VRSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false